Commitments (Details)	Dec. 31, 2025 CAD ($)
2027	$ 902,207
2028	348,500
2029	237,252
2030	237,252
Total Leases Payments Due	1,903,150
Office Premises [Member]
2026	163,401
2027	163,401
2028	163,401
2029	163,401
2030	122,551
Total Leases Payments Due	$ 776,155